Schedule of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long Term Debt	$ 2,075,608	$ 2,158,528	$ 2,409,140
Less current maturities	(35,653)	(17,310)	(5,694)
Long-term debt excluding current maturities	2,039,955	2,141,218	2,403,446
Senior Credit Facility
Long-term debt
Long Term Debt	702,164	595,477	808,875
7 7/8% Senior Subordinated Notes
Long-term debt
Long Term Debt	400,000	400,000	400,000
6 5/8% Senior Subordinated Notes
Long-term debt
Long Term Debt		381,290	400,000
6 5/8% Senior Subordinated Notes - Series B
Long-term debt
Long Term Debt	35,068	191,544	206,689
6 5/8% Senior Subordinated Notes - Series C
Long-term debt
Long Term Debt	98,837	256,040	265,672
5 7/8% Senior Subordinated Notes
Long-term debt
Long Term Debt	500,000
9 3/4% Senior Notes
Long-term debt
Long Term Debt	337,140	331,553	324,866
Other Notes With Various Rates And Terms
Long-term debt
Long Term Debt	2,399	2,624	3,038
LAMAR MEDIA CORP
Long-term debt
Long Term Debt		2,158,528	2,409,140
Less current maturities	(35,653)	(17,310)	(5,694)
Long-term debt excluding current maturities	2,039,955	2,141,218	2,403,446
LAMAR MEDIA CORP | Senior Credit Facility
Long-term debt
Long Term Debt		595,477	808,875
LAMAR MEDIA CORP | 7 7/8% Senior Subordinated Notes
Long-term debt
Long Term Debt		400,000	400,000
LAMAR MEDIA CORP | 6 5/8% Senior Subordinated Notes
Long-term debt
Long Term Debt		381,290	400,000
LAMAR MEDIA CORP | 6 5/8% Senior Subordinated Notes - Series B
Long-term debt
Long Term Debt		191,544	206,689
LAMAR MEDIA CORP | 6 5/8% Senior Subordinated Notes - Series C
Long-term debt
Long Term Debt		256,040	265,672
LAMAR MEDIA CORP | 9 3/4% Senior Notes
Long-term debt
Long Term Debt		331,553	324,866
LAMAR MEDIA CORP | Other Notes With Various Rates And Terms
Long-term debt
Long Term Debt		$ 2,624	$ 3,038